OTHER BORROWINGS - Additional information (Details)	1 Months Ended				12 Months Ended
	Aug. 31, 2020 CNY (¥) item	Aug. 31, 2020 USD ($) item	Oct. 31, 2019 CNY (¥) item	Oct. 31, 2019 USD ($) item	Sep. 30, 2020	Aug. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Debt Instrument [Line Items]
Number of unrelated third parties | item	2	2	2	2
Sale value	¥ 7,842,852					$ 1,155,127	$ 1,155,127
Lease back value	7,842,852		¥ 7,842,852			1,155,127	1,155,127
Security deposit	1,250,000		1,250,000			$ 184,105	$ 184,105
Net proceeds received	5,436,000	$ 800,636	5,436,000	$ 800,636
Buyback Price | ¥	¥ 100		¥ 100
Arrangement one
Debt Instrument [Line Items]
Lease term	12 months	12 months	12 months	12 months
Arrangement two
Debt Instrument [Line Items]
Lease term	24 months	24 months			24 months
Arrangement three
Debt Instrument [Line Items]
Lease term	36 months	36 months			36 months